CONSOLIDATED STATEMENTS OF CASH FLOWS - ADDITIONAL INFORMATION - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2016	Jan. 26, 2016
Gain (Loss) on Extinguishment of Debt	$ 0
Increase (Decrease) in Restricted Cash	$ 996
Beauty Brands
Disposal Groups - Term B Loan Draw		$ 1,000